2. Loans: Troubled Debt Restructurings on Financing Receivables (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Year 2016
Financing Receivable, Modifications, Number of Contracts	17,209
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 44,782,150
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 43,300,119
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4,770
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 7,673,790
Year 2016 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	16,473
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 42,571,410
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 41,169,632
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4,625
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 7,364,675
Year 2016 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	51
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 468,208
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 458,496
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	1
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 4,233
Year 2016 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	685
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,742,532
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,671,991
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	144
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 304,882
Year 2015
Financing Receivable, Modifications, Number of Contracts	15,849
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 36,538,084
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 35,045,616
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4,619
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 6,779,295
Year 2015 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	15,335
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 34,896,112
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 33,473,568
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4,479
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 6,486,759
Year 2015 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	34
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 365,326
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 346,385
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	2
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 12,292
Year 2015 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	480
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,276,646
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,225,663
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	138
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 280,244
Year 2014
Financing Receivable, Modifications, Number of Contracts	12,969
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 28,679,489
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 27,180,378
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4,573
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 6,596,989
Year 2014 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	12,405
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 27,273,566
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 25,836,012
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4,442
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 6,379,753
Year 2014 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	32
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 361,376
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 358,567
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 0
Year 2014 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	532
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,044,547
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 985,799
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	131
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 217,236